Obligations for pension and similar liabilities	12 Months Ended
Dec. 31, 2023
Obligations For Pension And Similar Liabilities
Obligations for pension and similar liabilities

21.	Obligations for pension and similar liabilities

As of December 31, 2023, the balance of provisions for pension funds and similar liabilities amounted to R$2,543,504 (2022 - R$1,775,202 and 2021 - R$2,728,126).

I. Supplementary pension plan

Banco Santander and its subsidiaries sponsor closed supplementary pension entities and assistance funds, aiming to provide additional retirement and pension benefits beyond those offered by Social Security, in accordance with the basic regulations of each plan.

• Banesprev - Banespa Social Security Fund (Banesprev))

Benesprev manages the following defined and variable benefit plans: Plan I, Plan II, Plan III, Plan IV, Plan V, Retirement and Pension Supplementation Plan – Pre 75, Sanprev Plan I, Sanprev Plan II, Sanprev Plan III, DCA, DAB, and CACIBAN. All of these plans are closed to new participants.

•	Sanprev – Santander Pension Association (Sanprev)

Sanprev, a closed supplementary pension fund that managed three benefit plans, two under the Defined Benefit modality and in the form of Variable Contribution, transferred the management of these plans to Banesprev in January 2017. As stipulated by PREVIC Ordinance No. 389, dated May 8, 2018, the termination of Sanprev's operating license was approved.

•	Bandeprev - Bandepe Social Security (Bandeprev)

Defined Benefit Plan sponsored by Banco Bandepe S.A. and Banco Santander, managed by Bandeprev. The plans are segmented into a basic plan and a special supplementary retirement plan, each characterized by distinct eligibility criteria, contributions, and benefits tailored to specific participant subgroups. The plans have been closed to new enrollments since 1999 for employees of Banco Bandepe S.A. and from the year 2011 for all other individuals.

SantanderPrevi - Private Pension Entity (SantanderPrevi): this is a closed supplementary pension entity focused on establishing and implementing pension benefit plans that supplement the general social security system, in accordance with applicable legislation.

The SantanderPrevi Retirement Plan is established under the Defined Contribution modality and has been closed to new enrollments since July of 2018, following approval by PREVIC. Contributions are jointly made by the sponsoring companies and the participants of the plan. The amounts allocated by the sponsoring companies for the fiscal year of 2023 totaled R$54,774 (2022 – R$58,960 and 2021 – R$69,142).

It has 10 instances of benefits granted with lifetime annuities originating from a previous plan.

SBPREV - Santander Brasil Open Pension: effective from January 2, 2018, Santander introduced a new optional supplementary pension program for newly hired employees and those not enrolled in any other pension plan managed by the Closed Supplementary Pension Entities of the Santander Brasil Conglomerate. This program features the PGBL - Free Benefit Generator Plan and VGBL - Life Benefit Generator Plan modalities, managed by Icatu Seguros, an Open Supplementary Pension Entity, available for new enrollments. Contributions are jointly made by the sponsor/establishing-insuring companies and the plan participants. The amounts allocated by the sponsors for the fiscal year of 2023 totaled R$29,348 (2022 – R$22,068 and 2021 – R$ 17,880).

II. Health and Dental Care Plan

Cabesp - Employee Assistance Fund of Banco do Estado de São Paulo ("Banespa"):

The entity is dedicated to covering medical and dental expenses for employees hired prior to the privatization of Banespa in 2000, as defined in the entity's bylaws. The plans managed by the entity include:

•	Retirees from HolandaPrevi (currently known as SantanderPrevi);
•	Former Employees of Banco Real (Retired by Circulars).

Retirees from Bandeprev:

The healthcare plan provided to retirees affiliated with Bandeprev constitutes a lifelong benefit. Banco Santander subsidizes 50% of the plan's cost for individuals who retired by November 27, 1998. For those retiring after this specified date, the subsidy is 30%.

Officers with Lifetime Benefits (Lifetime Officers):

This benefit is limited to a small, select group of former Officers from Banco Sudameris, with the Bank subsidizing 100%.

Health Officers:
Officers, Executive Officers, Vice Presidents, and the Chief Executive Officer may, at their discretion, opt for lifelong enrollment in the medical assistance plan upon termination of their employment with Banco Santander or its affiliated companies without just cause, provided they meet the following conditions: having contributed to the health plan for a minimum of 3 (three) years; having served in a executive capacity at Banco Santander or its affiliated companies for a minimum of 3 (three) years; being at least 3 years old. The plan will continue under the same terms as enjoyed by the OFFICER at the time of their departure, including the obligation to pay their share, which must be settled via bank slip. Dependents who were covered at the time of the officer's departure will remain on the same plan, with the inclusion of new dependents strictly prohibited under any circumstances.

Life Insurance for Retirees (Life Insurances):

Granted to Circular Retirees: compensation for natural death, disability due to illness, and accidental death. The subsidy amounts to 45% of the premium value. This is a closed pool.

Life Insurance Assistance Fund (Life Insurance):

In December of 2018, life insurance coverage was included in the insurance for retirees from the DCA, DAB, and CACIBAN plans. This insurance was extended to retirees from the former Banco Meridional, with coverage according to the retiree's selection upon enrollment in the benefit. The Bank provides a subsidy of 50% of the premium for the policyholder, and some retirees have a spouse clause, contributing 100% towards the cost. This is a closed pool.

Free Clinic:

A free lifetime clinical assistance plan is offered to retirees who have contributed to the Sudameris Foundation for at least 25 years. This plan includes an upgrade option if the beneficiary opts for a private room, although the default offering is in a standard ward setting. In such cases, the cost is 100% of the Sudameris Foundation.

In addition, retired employees are entitled to continue as beneficiaries of the Bank's health plan, provided they meet specific legal criteria and fully cover their respective contributions. Santander provides the same level of healthcare coverage to retirees as they enjoyed during the tenure of their employment contracts. Banco Santander's obligations towards retirees are assessed using actuarial calculations based on the present value of current costs.

III. Actuarial Techniques

The value of the defined benefit obligations was determined by independent actuaries employing the following actuarial techniques:

•	Valuation method

Projected Unit Credit Method, which recognizes each year of service as generating an additional unit of entitlement to benefits and evaluates each unit separately.

	2023		2022		2021
Actuarial Assumptions Adopted in the Calculations	Retirement	Health	Retirement	Health	Retirement	Health
Nominal Discount Rate for Actuarial Liability	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%	8.4%	8.4%
Rate for Determining Interest on Assets for the Following Fiscal Year	8.7%	8.7%	9.44% ¹ and 9.64%	9.46% ² and 9.64%	8.4%	8.4%
Projected Long-Term Inflation Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Projected Nominal Wage Growth Rate	3.5%	N/A	3.5%	N/A	3.5%	N/A
General Mortality Table	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

Changes in the present value of liabilities accrued as defined benefits and the breakdown of actuarial gains (losses) arising from experience, financial assumptions, and demographic assumptions of 2023 and the last 2 years are as follows:

	Post-Employment Plans			Other Similar Obligations
	2023	2022	2021	2023	2022	2021
Present value of liabilities at the beginning of the fiscal period	24,106,720	26,503,960	28,681,417	4,588,664	5,123,868	5,918,026
Costs of current services (Note 39)	(911)	1,432	1,799	4,903	5,015	6,820
Interest cost	2,188,015	2,175,565	1,971,031	429,103	427,484	417,536
Paid benefits	(2,487,932)	(3,269,089)	(2,159,866)	(448,912)	(398,149)	(373,341)
Actuarial losses (gains)	2,433,313	(1,347,974)	(1,992,512)	556,575	(569,554)	(845,173)
Others	2,345	42,826	2,091	-	-	-
Present value of liabilities at the end of the fiscal period	26,241,550	24,106,720	26,503,960	5,130,333	4,588,664	5,123,868
Any less:
Fair value of plan assets (1)	27,328,362	27,316,715	28,321,826	5,570,353	4,945,407	5,096,262
Unrecognized assets (1)	(2,649,505)	(4,141,741)	(3,645,083)	(1,082,010)	(907,430)	(585,495)
Provisions - net	1,562,694	931,746	1,827,217	641,990	550,687	613,101

Total provisions for pension plans, net	2,204,684	1,482,433	2,440,318
Of which:
Actuarial provisions	2,543,504	1,775,202	2,728,126
Actuarial assets (note 15)	338,820	292,770	287,808

Experience-Based Adjustments in Net Assets	(99,752)	(950,298)	(791,317)	387,599	(399,946)	(521,100)

Plan Experience	(585,676)	(739,281)	(2,640,120)	(171,107)	(10,858)	(290,878)
Changes in Financial Assumptions	(1,652,752)	2,087,825	4,632,632	(419,306)	580,286	1,136,497
Changes in Demographic Assumptions	(178,125)	(174)	-	33,838	126	(446)
Actuarial Gain (Loss) - Obligation	(2,416,553)	1,348,370	1,992,512	(556,575)	569,554	845,173
Return on Investments Different from the Return Implicit in the Discount Rate	(127,052)	(962,916)	(791,317)	387,599	(403,979)	(521,100)
Actuarial Gain (Loss) - Asset	(127,052)	(962,916)	(791,317)	387,599	(403,979)	(521,100)
Change in Surplus/Irrecoverable Deficit	1,801,693	(82,891)	(630,255)	(89,852)	(254,205)	(313,984)
(1)	This refers to the surplus plans Banesprev I and III, Sanprev I, II, and III, and Bandeprev.

The amounts recognized in the consolidated statement of income relating to the previously mentioned defined benefit liabilities are as follows:

	Post-Employment Plans			Other Similar Obligations
	2023	2022	2021	2023	2022	2021
Income
Personnel expenses - Costs of current services (note 39)	(911)	1,432	1,799	4,903	5,015	6,820
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(198,288)	2,175,565	(81,681)	(42,656)	427,484	14,985
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	308,381	(2,064,384)	252,608	84,729	(382,028)	31,500
Other movements - Extraordinary Charges	(280)	41,546	2,117	(91)	31	(135)
Total	108,902	154,159	174,843	46,885	50,502	53,170

The fluctuations in the fair value of the plan’s assets were as follows:

	Post-Employment Plans			Other Similar Obligations
	2023	2022	2021	2023	2022	2021
Fair value of plan assets at the beginning of the year	27,316,715	28,321,826	28,634,891	4,945,407	5,096,263	5,398,667
Interest Income (Expenses)	2,386,330	2,477,872	2,052,712	471,759	449,758	402,551
Remeasurement – Real gain (loss) on actuarial assets excluding interest expenses (net)	(99,752)	(950,298)	(791,317)	387,599	(399,946)	(521,100)
Contributions	212,719	750,690	589,006	173,335	164,876	151,926
Being:
By the Bank	210,367	747,913	585,437	173,335	164,876	151,926
By plan participants	2,352	2,777	3,569	-	-	-
Paid benefits	(2,487,650)	(3,269,258)	(2,159,866)	(407,746)	(365,544)	(335,781)
Exchange rate variations and other items	-	(14,117)	(3,600)	-	-	-
Fair value of plan assets at the end of the year	27,328,362	27,316,715	28,321,826	5,570,354	4,945,407	5,096,263

The assumptions concerning healthcare cost rates have a significant impact on the amounts recognized in the financial statements. A one percentage point change in healthcare cost rates would have the following effects:

					Sensitivity
	2023		2022		2021
	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities
Interest rate
(+)0,5%	(27,627)	(346,439)	(22,524)	(240,984)	(25,444)	(305,114)
(-)0,5%	24,768	266,243	24,802	265,351	28,133	337,349
General Mortality Table
Aplicada (+) 2 anos	(50,263)	(611,723)	(42,586)	(455,624)	(44,619)	(535,039)
Aplicada (-) 2 anos	48,527	544,105	45,310	484,763	47,934	574,793
Cost of Medical Care
(+)0,5%	26,968	291,763	29,297	313,438	31,280	375,089
(-)0,5%	(30,133)	(376,538)	(27,104)	(289,978)	(28,762)	(344,891)

The following table presents the duration of actuarial liabilities of the plans sponsored by Banco Santander:

Post-Employment Plans		Other Similar Obligations
Plans	Duration (Average in Years)	Plans	Duration (Average in Years)
Banesprev Plano I	8.89	Cabesp	12.01
Sanprev	8.16	Bandepe	10.39
Bandeprev	6.30	Clínica Grátis	9.32
SantanderPrevi	6.11	Diretores Vitalícios	6.90
CACIBAN / DAB / DCA	6.07 / 5.13 / 5.51	Diretores Saúde	23.81
		Circulares (1)	9.02 / 8.34
		Seguro de Vida	5.28